Fair Value Measurements (Tables)	12 Months Ended
Jan. 03, 2015
Fair Value Measurements
Schedule of the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of January 3, 2015 (in thousands):

	Fair Value at January 3, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$0	$27,669	$0	$27,669
Deferred compensation plan assets:
Investment in publicly traded mutual funds	2,477	0	0	2,477
Interest rate swap	0	1,724	0	1,724

Total	$2,477	$29,393	$0	$31,870

Liabilities:
Contingent consideration	$0	$0	$7,114	$7,114
Interest rate swap	0	2,514	0	2,514

Total	$0	$2,514	$7,114	$9,628

        The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 28, 2013 (in thousands):

	Fair Value at December 28, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$0	$3,508	$0	$3,508
Deferred compensation plan assets:
Investment in publicly traded mutual funds	2,360	0	0	2,360
Interest rate swap	0	4,307	0	4,307

Total	$2,360	$7,815	$0	$10,175

Liabilities:
Contingent consideration	$0	$0	$8,084	$8,084
Forward contracts	0	8,214	0	8,214
Interest rate swap	0	4,476	0	4,476

Total	$0	$12,690	$8,084	$20,774

Schedule of the fair value hierarchy of assets and liabilities measured at fair value on a nonrecurring basis

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a nonrecurring basis as of January 3, 2015 and December 28, 2013 (in thousands):

		Fair Value Measurements Using
	For the Fiscal Year Ended January 3, 2015				Total Impairment Charge
		Level 1	Level 2	Level 3
Assets:
Specific Company-owned stores	$284	$0	$0	$284	$(9,266)

		Fair Value Measurements Using:
	For the Fiscal Year Ended December 28, 2013				Total Impairment Charge
		Level 1	Level 2	Level 3
Assets:
Specific Company-owned stores	$668	$0	$0	$668	$(5,750)